Performance Management	Nov. 26, 2025
American Conservative Values ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the American Conservative Values Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available by calling toll-free (888) 909-6030.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the American Conservative Values Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar years ended 12/31)
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the periods shown, the highest quarterly return was 11.72% (quarter ended 12/31/2021) and the lowest quarterly return was -15.25% (quarter ended 6/30/2022).

The year to date return as of September 30, 2025 was 13.23%.

Year to Date Return, Label [Optional Text]	year to date return
Bar Chart, Year to Date Return	13.23%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	11.72%
Highest Quarterly Return, Date	Dec. 31, 2021
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(15.25%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Returns for Periods Ended December 31, 2024
Performance [Table]
	One Year	Since Inception(1)
Return Before Taxes	20.68%	16.22%
Return After-Taxes on Distributions	20.51%	16.01%
Return After-Taxes on Distributions and Sale of Fund Shares	12.36%	12.95%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	20.02%	16.86%

(1)	The Fund commenced operations on October 28, 2020.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	(888) 909-6030
American Conservative Values Small-Cap ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The Fund has not commenced operations. In the future, performance information will be presented in this section of the Prospectus. Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available by calling toll-free (888) 909-6030.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Performance information will contain a bar chart and table that provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund has not commenced operations. In the future, performance information will be presented in this section of the Prospectus.
Performance Availability Phone [Text]	(888) 909-6030